PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, less accumulated depreciation at June 30, 2012 and March 31, 2012 consisted of the following:

	Estimated
	Useful
	Life (Years)	June 30, 2012	March 31, 2012
Property and equipment	5	$4,359	$3,036
		4,359	3,036
Less accumulated depreciation		(218)	-
		$4,141	$3,036

DEPRECIATION EXPENSE

The Company acquired furniture and fixture near the end of February 2012 and started to depreciate as of April 1, 2012. Additional equipment was purchased and depreciated during the interim period ended June 30, 2012. Depreciation expense for the interim period ended June 30, 2012 was $218.

NOTE 5 - FURNITURE AND FIXTURE

Furniture and fixture, stated at cost, less accumulated depreciation at March 31, 2012 consisted of the following:

	Estimated
	Useful Life
	(Years)	March 31, 2012
Furniture and fixture	5	$3,036
		3,036
Less accumulated depreciation		(-)
		$3,036

DEPRECIATION EXPENSE

The Company acquired furniture and fixture near the end of February 2012 and started to depreciate as of April 1, 2012.